Financial Risk Management Objectives and Policies - Changes in Cash Flow Reserve (Details) € in Thousands	12 Months Ended
Sep. 30, 2024 EUR (€)
Disclosure of detailed information about hedges [line items]
Due to early discontinuation of the hedging relationship	€ 549
Thereof due to realization of the hedged item	1,224
Hedging Reserve
Disclosure of detailed information about hedges [line items]
Beginning Balance	1,611
Effective portion of changes in fair value	(1,469)
Amount reclassified to profit or loss	(142)
Due to early discontinuation of the hedging relationship	(142)
Thereof due to realization of the hedged item	0
Cost of Hedging Reserve
Disclosure of detailed information about hedges [line items]
Beginning Balance	(1,956)
Effective portion of changes in fair value	41
Amount reclassified to profit or loss	1,915
Due to early discontinuation of the hedging relationship	691
Thereof due to realization of the hedged item	€ 1,224